STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2019
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

	Ultimate parent		Parent
December 31, 2019	corporation		corporation

Risk-free interest rate	1.80%		1.79%
Distribution yield	1.35%		1.00%
Expected volatility	17.94%		14.51%
Expected remaining life	5.1	years	1.1	years

	Ultimate parent		Parent
December 31, 2018	corporation		corporation

Risk-free interest rate	2.07%		1.98%
Distribution yield	0.77%		1.13%
Expected volatility	18.30%		15.85%
Expected remaining life	5.3	years	2.0	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning and end of year	428,900	$18.89	100,000	$12.75
Granted	545,000	31.59	428,900	18.89
Transferred[1]	580,000	18.87	—	—
Exercised	(500,000)	11.11	(100,000)	12.75
Cancelled/Forfeited	(20,000)	26.52	—	—
Balance at end of year	1,033,900	$29.19	428,900	$18.89

Vested options at end of year	—	$—	500,000	$11.11

[1]These options were transferred from the ultimate parent corporation. The fair value of the liability at the transfer date is assumed by the ultimate parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	75,400	$67.42	158,227	$65.08
Transferred[1]	4,000	51.89	9,300	64.31
Exercised	(28,300)	67.56	(80,927)	62.06
Cancelled/Forfeited	(4,600)	70.56	(11,200)	70.56
Balance at end of year	46,500	$65.69	75,400	67.42

Vested options at end of year	29,250	62.82	36,300	63.76

1These options were transferred from the parent corporation. The fair value of the liability at the transfer date is assumed by the parent corporation, while subsequent changes in the fair value is assumed by the Corporation.